CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners of parent	$ 547	$ 218
Dividends paid, classified as financing activities	547	548
Dividends reinvested	$ 0	0
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued	1,778,189,894
Par value per share (in dollars per share)	$ 0
Number of shares issued	1,778,189,894
Capital stock
Disclosure of classes of share capital [line items]
Dividends reinvested	$ 4	$ 20